Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Summary of amount denominated in foreign currency

	2021	2020
	$	$
Cash	1,714,670	1,366,627
Accounts receivable	14,465,011	621,817
Accounts payable and accrued liabilities	(1,023,999)	(252,463)
Total	15,155,682	1,735,981

Summary of credit risk and credit concentration

		2021		2020
		% of total		% of total
	Revenues	revenues	Revenues	revenues
	$	%	$	%
Customer 1	7,308,191	24	9,523,353	53
Customer 2	7,019,953	23	4,444,022	26
Customer 3	6,417,373	21	—	—
Customer 4	3,551,900	11	—	—
Total	24,297,417	79	13,967,375	79

Summary of contractual amounts payable and maturities of financial liabilities

The following table summarizes the contractual amounts payable and maturities of financial liabilities and other liabilities as at December 31, 2021:

		Total
	Carrying	contractual	Less than
	value	amount	one year	2-3 years	4-5 years	Over 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	10,069,177	10,069,177	10,069,177	—	—	—
Term loans	190,905	263,232	85,731	67,561	62,823	47,117
Balance due on business combination	3,952,203	4,355,600	2,395,580	1,960,020	—	—
Lease liabilities	5,323,965	6,614,192	3,220,750	710,493	561,628	2,121,321
	19,536,250	21,302,201	15,771,238	2,738,074	624,451	2,168,438